Stock Based Compensation (Detail) - The 2010 Share Plan (USD $)			3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]
Options Outstanding Shares			3,000,000	2,820,000
Options Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.24	$ 0.25
Options Outstanding Aggregate Intrinsic Value (in Dollars)	$ 0	$ 148,000	$ 76,000
Options Exercisable at January 31, 2013			2,000,000
Options Exercisable at January 31, 2013 (in Dollars per share)			$ 0.26
Options Exercisable at January 31, 2013 (in Dollars)			$ 51,000
Granted			180,000
Granted (in Dollars per share)			$ 0.20